CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net cash flows from operating activities
Profit after tax	€ 4,088	€ 4,046	€ 3,629
Adjustments to reconcile profit after taxes to net cash provided by operating activities:
Depreciation and amortization	1,362	1,272	1,268
Income tax expense	1,511	983	1,242
Financial income, net	47	(188)	29
Decrease/increase in sales and bad debt allowances on trade receivables	(67)	(32)	51
Other adjustments for non-cash items	(14)	(34)	39
Decrease/increase in trade and other receivables	136	(309)	(675)
Decrease/increase in other assets	(454)	(355)	(248)
Decrease/increase in trade payable, provisions and other liabilities	93	389	513
Decrease/increase in contract liabilities/deferred income	(561)	718	368
Interest paid	(251)	(200)	(190)
Interest received	99	88	79
Income taxes paid, net of refunds	(1,687)	(1,332)	(1,477)
Net cash flows from operating activities	4,303	5,045	4,628
Net cash flows from investing activities
Business combinations, net of cash and cash equivalents acquired	(2,036)	(291)	(106)
Cash flows from derivative financial instruments related to business combinations	(103)	0	0
Total cash flows for business combinations, net of cash and cash equivalents acquired	(2,140)	(291)	(106)
Purchase of intangible assets and property, plant, and equipment	(1,458)	(1,275)	(1,001)
Proceeds from sales of intangible assets or property, plant and equipment	57	97	63
Purchase of equity or debt instruments of other entities	(1,013)	(2,914)	(1,549)
Proceeds from sales of equity or debt instruments of other entities	1,488	3,272	793
Net cash flows from investing activities	(3,066)	(1,112)	(1,799)
Net cash flows from financing activities
Dividends paid	(1,671)	(1,499)	(1,378)
Dividends paid on non-controlling interests	(7)	(45)	0
Purchase of treasury shares	0	(500)	0
Proceeds from reissuance of treasury shares	0	0	27
Proceeds from borrowings	6,368	27	443
Repayments of borrowings	(1,407)	(1,391)	(1,800)
Transactions with non-controlling interests	0	2	3
Net cash flows from financing activities	3,283	(3,406)	(2,705)
Effect of foreign currency rates on cash and cash equivalents	97	(218)	167
Net decrease/increase in cash and cash equivalents	4,617	309	291
Cash and cash equivalents at the beginning of the period	4,011	3,702	3,411
Cash and cash equivalents at the end of the period	€ 8,627	€ 4,011	€ 3,702